LEASE	12 Months Ended
Jul. 31, 2026
Lease
LEASE

9. LEASE

The Group has entered into a non-cancellable operating lease agreement for its office. The Group determines if an arrangement is a lease, or contains a lease, at inception and records the lease in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

Balances for the operating leases are presented as follows within the consolidated balance sheets:

	As of July 31,	As of July 31,
	2025	2026
Right-of-use asset	$151,642	$277,201

Lease liability - current	63,817	56,749
Lease liability - non-current	87,825	220,452
Total lease liability	$151,642	$277,201

For the years ended July 31, 2024, 2025 and 2026, lease expense were US$49,473, US$68,521 and US$77,835, respectively and were recognized as general and administrative expenses.

Weighted-average remaining lease term and discount rate are as follows:

	As of July 31,
	2025	2026
Weighted-average remaining lease term (years)	2.25	4.25
Weighted-average discount rate	8.56%	8.56%

As of July 31, 2026, the maturities of the Group’s lease liability are as follows:

FY2027	77,618
FY2028	77,618
FY2029	77,618
FY2030	77,618
FY2031	19,403
Total minimum lease payment	329,875
Less: interest	52,674
Present value of lease obligation	$277,201